Stockholder’s Equity - Schedule of Fair Value of the Warrant, Using the Black-Scholes Model (Details)	Jun. 07, 2024
Stock Price [Member]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model [Line Items]
Measurement input fair value of warrant	4
Risk-Free Interest Rate [Member]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model [Line Items]
Measurement input fair value of warrant	4.46
Volatility [Member]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model [Line Items]
Measurement input fair value of warrant	56.52
Exercise Price [Member]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model [Line Items]
Measurement input fair value of warrant	4
Dividend Yield [Member]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model [Line Items]
Measurement input fair value of warrant